SUBORDINATED LIABILITIES - Additional Information (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2025
Disclosure Of Subordinated Liabilities [Line Items]
Subordinated liabilities	£ 2,032	£ 2,385
Gain (loss) on repurchase of debt securities and subordinated liabilities	£ (3)	£ 0
Description of details of defaults during period of principal, interest, sinking fund, or redemption terms of loans payable	no	no
Repayment or purchase of subordinated liabilities before stated maturity allowed	£ 0	£ 0
Par value per share (in GBP per share)	£ 0.10	£ 0.10	£ 0.10
10.375% non-cumulative non-redeemable sterling preference shares
Disclosure Of Subordinated Liabilities [Line Items]
Par value per share (in GBP per share)	£ 1
10.0625% Exchangeable capital securities
Disclosure Of Subordinated Liabilities [Line Items]
Interest rate	10.0625%	10.0625%
10.375% exchangeable subordinated capital securities
Disclosure Of Subordinated Liabilities [Line Items]
Interest rate	10.375%
Group entities
Disclosure Of Subordinated Liabilities [Line Items]
Subordinated liabilities	£ 1,532	£ 1,879